Reverse Recapitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Reverse Recapitalization [Abstract]
Reverse Recapitalization

3.      Reverse Recapitalization

As discussed in Note 1, Company Information, the Closing of the Business Combination occurred on September 29, 2023. In connection with the Business Combination:

•        All of Legacy NKGen’s legacy convertible notes were converted into shares of Legacy NKGen common stock immediately prior to Closing and pursuant to their terms, totaling 5,579,266 shares, which were then cancelled and converted into 2,278,598 shares of the Company’s common stock after giving effect to the Exchange Ratio;

•        All of Legacy NKGen’s 38,185,814 issued and outstanding shares were cancelled and converted into 15,595,262 shares of the Company’s common stock after giving effect to the Exchange Ratio (inclusive of shares attributable to the Legacy NKGen convertible notes);

•        All of Legacy NKGen’s 5,146,354 issued and outstanding stock options were cancelled and converted into 2,101,760 outstanding stock options of the Company;

•        The Company’s amended and restated certificate of incorporation and amended and restated bylaws were adopted;

•        The Company adopted an employee stock purchase plan; and

•        The Company adopted the 2024 equity incentive plan.

The other related events that occurred in connection with the Closing include the following:

•        The execution of the private placement agreements, as described in Note 4, Private Placement;

•        The assumption of the public and private warrants, as described in Note 5, Warrants;

•        The execution of the warrant subscription agreements, as described in Note 5, Warrants;

•        The conversion of Legacy NKGen’s legacy convertible notes, as described in Note 6, Convertible Notes;

•        The execution of the securities purchase agreement, as described in Note 6, Convertible Notes; and

•        The execution of the amended and restated sponsor support and lockup agreement, as described in Note 8, Related Party Transactions.

Refer to Note 9, Fair Value of Financial Instruments, for the Company’s measurements with respect to the financial instruments issued in connection with the foregoing agreements.

Legacy NKGen incurred $7.5 million of transaction costs in connection with the Business Combination, which was determined to be a capital-raising transaction for Legacy NKGen. Of the $7.5 million in transaction costs, $4.2 million and $3.3 million was allocated on a relative fair value basis to equity-classified instruments and liability-classified instruments, respectively.

The following tables reconcile elements of the Business Combination to the Company’s unaudited condensed consolidated financial statements, and should be read in conjunction with the footnotes referenced above (in thousands, except share amounts):

Shares
Graf public shares, net of redemptions	93,962
Private placement investors’ shares	3,683,010
Graf founder shares	2,516,744
Total Graf shares outstanding immediately prior to the Business Combination	6,293,716
Conversion of Legacy NKGen convertible promissory notes (after the application of the Exchange Ratio)	2,278,598
Legacy NKGen rollover shares (after the application of the Exchange Ratio)	13,316,662
Total Legacy NKGen shares	15,595,260
Total Company common stock outstanding immediately following the Business Combination	21,888,976
(In thousands)	Recapitalization
Closing proceeds
Proceeds from issuance of common stock	$1,667
Proceeds from issuance of PIPE warrants	10,210
Proceeds from issuance of senior convertible promissory notes with warrants	10,000
Closing disbursements
Less: Payment of Graf deferred underwriter fees	(1,250)
Less: Payment of Graf transaction costs at Closing(1)	(7,456)
Less: Payment of Legacy NKGen transaction costs at Closing	(3,510)
Net cash proceeds from the Business Combination at Closing	$9,661
Less: Payment of Legacy NKGen transaction costs prior to Closing	(2,089)
Net cash proceeds from the Business Combination	$7,572
Noncash activity
Conversion of legacy NKGen convertible promissory notes	18,913
Less: Operating liabilities assumed from Graf	(860)
Less: Unpaid transaction costs – assumed from Graf(1)	(5,400)
Less: Unpaid transaction costs – Legacy NKGen	(1,938)
Liability-classified instruments
Less: Fair value of PIPE warrants	(10,210)
Less: Fair value of forward purchase derivative liabilities	(20,201)
Less: Fair value of senior convertible promissory notes(2)	(9,707)
Less: Fair value of private warrants	(1,841)
Less: Fair value of working capital warrants	(204)
Net equity impact of the Business Combination	$(23,876)

(1)     The Graf transaction costs includes a $4.0 million accrual related to a certain vendor to be paid in cash and common stock of $2.0 million each. At Closing, a cash payment of $1.3 million was disbursed to this vendor. The remaining $2.7 million amount was recognized as a component of the unpaid transaction costs assumed from Graf, of which $0.7 million represents a cash settlement obligation, and the remaining $2.0 million represents an obligation to issue a variable number of shares for a fixed monetary amount which was accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, the obligation to issue shares is not subsequently measured at fair value with changes recorded in earnings because the monetary amount is fixed.

(2)      Represents allocated fair value.

3. Reverse Recapitalization

As discussed in Note 1, Company Information, the Closing of the Business Combination occurred on September 29, 2023. In connection with the Business Combination:

•        All of Legacy NKGen’s legacy convertible notes were converted into shares of Legacy NKGen common stock immediately prior to Closing and pursuant to their terms, totaling 5,579,266 shares, which were then cancelled and converted into 2,278,598 shares of the Company’s common stock after giving effect to the Exchange Ratio;

•        All of Legacy NKGen’s 38,185,814 issued and outstanding shares were cancelled and converted into 15,595,262 shares of the Company’s common stock after giving effect to the Exchange Ratio (inclusive of shares attributable to the Legacy NKGen convertible notes);

•        All of Legacy NKGen’s 5,146,354 issued and outstanding stock options were cancelled and converted into 2,101,760 outstanding stock options of the Company;

•        The Company’s amended and restated certificate of incorporation and amended and restated bylaws were adopted;

•        The Company adopted an employee stock purchase plan; and

•        The Company adopted the 2023 equity incentive plan.

The other related events that occurred in connection with the Closing include the following:

•        The execution of the private placement agreements, as described in Note 4, Private Placement;

•        The assumption of the public and private warrants, as described in Note 5, Warrants;

•        The execution of the warrant subscription agreements, as described in Note 5, Warrants;

•        The conversion of Legacy NKGen’s legacy convertible promissory notes, as described in Note 6, Convertible Notes;

•        The execution of the securities purchase agreement, as described in Note 6, Convertible Notes; and

•        The execution of the amended and restated sponsor support and lockup agreement, as described in Note 8, Related Party Transactions.

Refer to Note 9, Fair Value of Financial Instruments, for the Company’s measurements with respect to the financial instruments issued in connection with the foregoing agreements.

Legacy NKGen incurred $7.5 million of transaction costs in connection with the Business Combination, which was determined to be a capital-raising transaction for Legacy NKGen. Of the $7.5 million in transaction costs, $4.2 million and $3.3 million was allocated on a relative fair value basis to equity-classified instruments and liability-classified instruments, respectively.

The following tables reconcile elements of the Business Combination to the Company’s consolidated financial statements, and should be read in conjunction with the footnotes referenced above (in thousands, except share amounts):

Shares
Graf public shares, net of redemptions	93,962
Private placement investors’ shares	3,683,010
Graf founder shares	2,516,744
Total Graf shares outstanding immediately prior to the Business Combination	6,293,716
Conversion of Legacy NKGen convertible promissory notes (after the application of the Exchange Ratio)	2,278,598
Legacy NKGen rollover shares (after the application of the Exchange Ratio)	13,316,662
Total Legacy NKGen shares	15,595,260
Total Company common stock outstanding immediately following the Business Combination	21,888,976
(In thousands)	Recapitalization
Closing proceeds
Proceeds from issuance of common stock	$1,667
Proceeds from issuance of PIPE warrants	10,210
Proceeds from issuance of senior convertible promissory notes with warrants	10,000
Closing disbursements
Less: Payment of Graf deferred underwriter fees	(1,250)
Less: Payment of Graf transaction costs at Closing(1)	(7,456)
Less: Payment of Legacy NKGen transaction costs at Closing	(3,510)
Net cash proceeds from the Business Combination at Closing	$9,661
Less: Payment of Legacy NKGen transaction costs prior to Closing	(2,089)
Net cash proceeds from the Business Combination	$7,572
Noncash activity
Conversion of legacy NKGen convertible promissory notes	18,913
Less: Operating liabilities assumed from Graf	(860)
Less: Unpaid transaction costs – assumed from Graf(1)	(5,400)
Less: Unpaid transaction costs – Legacy NKGen	(1,938)
Liability-classified instruments
Less: Fair value of PIPE warrants	(10,210)
Less: Fair value of forward purchase derivative liability	(20,201)
Less: Fair value of senior convertible promissory notes(2)	(9,707)
Less: Fair value of private warrants	(1,841)
Less: Fair value of working capital warrants	(204)
Net equity impact of the Business Combination	$(23,876)

__________

(1)      The Graf transaction costs includes a $4.0 million accrual related to a certain vendor to be paid in cash and common stock of $2.0 million each. At Closing, a cash payment of $1.3 million was disbursed to this vendor. The remaining $2.7 million amount was recognized as a component of the unpaid transaction costs assumed from Graf, of which $0.7 million represents a cash settlement obligation, and the remaining $2.0 million represents an obligation to issue a variable number of shares for a fixed monetary amount which was accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”). Under ASC 480, the obligation to issue shares is not subsequently measured at fair value with changes recorded in earnings because the monetary amount is fixed.

(2)      Represents allocated fair value.

As presented in the consolidated statements of stockholders’ equity (deficit) (in thousands):

Net equity impact of the Business Combination	$(23,876)
Loss on issuance of forward purchase contract	24,475
Transaction costs expensed	3,329
Total Impact of Business Combination on total stockholders’ deficit(1)	$3,928
Issuance of subscription receivable	32,915
Par value of common stock issued	(1)
Total Impact of Business Combination on additional paid-in capital	$36,842

____________

(1)      Excludes impact of the Business Combination on net loss, which is presented separately in the consolidated statements of stockholders’ equity (deficit).